Revenue recognition and operating segments - Analysis of revenue by type (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers
Revenue	£ 3,714	£ 2,957	£ 2,803
Recognised over time | Contract service revenue
Disclosure of disaggregation of revenue from contracts with customers
Revenue	2,610	2,009	1,878
Recognised at a point in time | Job work
Disclosure of disaggregation of revenue from contracts with customers
Revenue	724	641	651
Recognised at a point in time | Sales of goods
Disclosure of disaggregation of revenue from contracts with customers
Revenue	£ 380	£ 307	£ 274